Tax charge from continuing operations - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense:
Corporation tax	$ (589)	$ (380)	$ (165)
Adjustments in respect of prior years	28	15	48
Total current tax charge	(561)	(365)	(117)
Deferred tax arising from:
Origination and reversal of temporary differences	235	(331)	(470)
Impact of changes in local statutory tax rates	7	11	(574)
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	(15)	9
Total deferred tax credit (charge)	227	(311)	(1,044)
Total tax (charge) credit	$ (334)	(676)	(1,161)
Deferred tax credit (charge) deductible period	3 years
Tax taken through other comprehensive income	$ 709	$ 387	$ 85